Common Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock Warrants And Options Tables
Movement of options	The movement of options is summarized as follows:
		Weighted
		average
	Number	exercise
	of options	price

Balance, December 31, 2015 and 2014	5,050,000	$0.05

Summary information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2015 and December 31, 2014:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2015	life (years)	2015	value

$0.05	5,050,000	0.84	5,050,000	$-
	5,050,000	0.84	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	instrinsic
price	2014	life (years)	2014	value

$0.05	5,050,000	2.59	5,050,000	$-
	5,050,000	2.59	5,050,000